Annual Operating Expenses {- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Investor PRO-09 - Growth & Income Portfolio - VIP Growth & Income Portfolio-Investor VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.60%